UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Invesco Small Cap Value Fund
(Institutional Class and Investor Class)
Annual Report
December 31, 2018
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact (866) 345-5954 or make elections online at www.fundreports.com to let the Fund know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The U.S. equity rally experienced in 2017 came to an abrupt halt in 2018 as investor sentiment shifted, sometimes violently, over economic growth prospects. In particular, these shifts occurred in both the beginning and end of 2018 while equities performed well during the spring and summer. After a strong January, concerns were raised that wage inflation would lead the Federal Reserve to raise interest rates faster than anticipated. January’s gains were erased as equities finished the quarter in negative territory. However, stocks rebounded as the second quarter unfolded with small-caps at first dominating, led by dollar strength and perceived safety from trade disruptions, only to be outpaced by large-caps in the later months as trade worries subsided and consumer confidence strengthened. Growth stocks gained favor again with investors across the capitalization spectrum during the rally. It did not take long for sentiment to reverse sharply in the fourth quarter as fears that higher interest rates would derail the U.S. and global economies. Adding rising trade tensions and a partial U.S. government shutdown to the mix led to the worst December performance for U.S. equities since the Great Depression and the first negative year for the S&P 500 Index since 2008.
Based on Russell and S&P indices, value stocks held up better during the quarter but underperformed growth for the year across all capitalizations with the exception of micro-caps. Within the Russell 2000® Value Index, nine out of eleven sectors posted negative returns for the year, with the economic sensitive energy and materials sectors declining the most. Utilities, perhaps benefitting from higher dividends, and communication services were the only sectors with positive returns.
As fund managers we seek companies that are 1) attractively valued, 2) exhibiting strong and improving fundamentals supported by attractive price trends, and 3) run by shareholder-friendly management. We employ a quantitative multi-factor model designed to capture and balance these three investment factors, which we call value, momentum, and quality, respectively. Over the year, model performance was mixed as markets oscillated between bouts of euphoria and despair. For the year, earnings and price momentum were slightly positive although earnings momentum was challenged in the fourth quarter as forecasts were cut. Value signals showed periods of strength during market declines, but were the largest detractors thoroughout the year. Investors appeared to be fixated on the prospects for future growth regardless of price. Quality signals were the most reliable factors both during the fourth quarter as well as for the preceding nine months with those companies reliant on external financing hit particularly hard as interest rates moved up and high yield bond spreads widened.
The Great-West Invesco Small Cap Value Fund (Institutional Class shares) returned -13.52% in 2018, underperforming the Russell 2000® Value index, which returned -12.86%. For the year, our multi-factor model was strongest relative to the benchmark in the consumer discretionary, energy and materials sectors. Offsetting these results was weakness within industrials, utilities and real estate investment trusts.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-13.52%	N/A	1.76%
Investor Class	-13.86%	2.77%	10.68%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2018 (unaudited)
Sector	Percentage of Fund Investments
Financial	39.07%
Consumer, Non-cyclical	13.88
Energy	10.63
Consumer, Cyclical	10.53
Industrial	8.92
Communications	4.21
Utilities	3.63
Technology	2.58
Basic Materials	2.28
Short Term Investments	4.27
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 825.50	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$4.23
Investor Class
Actual	$1,000.00	$ 823.60	$5.45
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$6.01
* Expenses are equal to the Fund's annualized expense ratio of 0.83% for the Institutional Class shares and 1.18% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.33%
25,700	Mercer International Inc	$ 268,308
8,700	OMNOVA Solutions Inc(a)	63,771
78,300	Resolute Forest Products Inc	620,919
15,200	Valhi Inc	29,336
49,900	Verso Paper Corp Class A(a)	1,117,760
		2,100,094
Communications — 4.31%
25,300	Ciena Corp(a)	857,923
6,400	Etsy Inc(a)	304,448
108,800	Gannett Co Inc(b)	928,064
13,700	Intelsat SA(a)	293,043
7,100	InterDigital Inc	471,653
3,400	Lands' End Inc(a)(b)	48,314
1,100	Liberty Expedia Holdings Inc Class A(a)	43,021
43,300	Meet Group Inc(a)	200,479
9,200	MSG Networks Inc Class A(a)	216,752
4,100	New Media Investment Group Inc	47,437
17,200	PC-Tel Inc	73,788
1,400	Preformed Line Products Co	75,950
13,900	QuinStreet Inc(a)	225,597
1,300	Telephone & Data Systems Inc	42,302
6,300	Vonage Holdings Corp(a)	54,999
		3,883,770
Consumer, Cyclical — 10.77%
34,300	Abercrombie & Fitch Co Class A	687,715
1,200	BJ's Restaurants Inc(b)	60,684
2,000	Bloomin' Brands Inc	35,780
30,500	Brinker International Inc	1,341,390
2,700	Callaway Golf Co	41,310
400	Cooper-Standard Holdings Inc(a)	24,848
49,100	Crocs Inc(a)(b)	1,275,618
4,600	Deckers Outdoor Corp(a)	588,570
14,200	Extended Stay America Inc	220,100
54,100	Fossil Group Inc(a)	850,993
9,000	Freshpet Inc(a)	289,440
3,500	H&E Equipment Services Inc	71,470
12,000	Hawaiian Holdings Inc(b)	316,920
10,700	Hibbett Sports Inc(a)	153,010
2,700	Johnson Outdoors Inc Class A	158,598
42,600	Meritor Inc(a)	720,366
116,100	National CineMedia Inc	752,328
5,900	Penn National Gaming Inc(a)	111,097
9,300	Rocky Brands Inc	241,800
6,400	Signet Jewelers Ltd	203,328
5,100	Systemax Inc	121,839
25,600	Tower International Inc	609,280
35,600	Town Sports International Holdings Inc(a)	227,840
11,200	Vera Bradley Inc(a)	95,984
14,400	Veritiv Corp(a)	359,568
Shares		Fair Value
Consumer, Cyclical — (continued)
32,200	Vitamin Shoppe Inc(a)	$ 152,628
		9,712,504
Consumer, Non-Cyclical — 14.20%
20,900	Aaron's Inc	878,845
7,200	American Renal Associates Holdings Inc(a)	82,944
40,000	Assertio Therapeutics Inc(a)	144,400
850	Boston Beer Co Inc Class A(a)	204,714
7,200	Cal-Maine Foods Inc	304,560
21,600	Cardtronics PLC Class A(a)	561,600
14,400	Care.com Inc(a)	278,064
22,100	CareDx Inc(a)	555,594
30,700	Cerecor Inc(a)	99,161
14,200	Champions Oncology Inc(a)	110,902
5,300	Chefs' Warehouse Inc(a)	169,494
5,800	Emergent BioSolutions Inc(a)	343,824
7,600	Enanta Pharmaceuticals Inc(a)	538,308
64,100	Endo International PLC(a)	467,930
36,300	Ennis Inc	698,775
10,200	FTI Consulting Inc(a)	679,728
9,800	Genomic Health Inc(a)	631,218
1,700	H&R Block Inc	43,129
9,800	Heidrick & Struggles International Inc	305,662
41,600	Innoviva Inc(a)	725,920
1,500	Integer Holdings Corp(a)	114,390
7,900	K12 Inc(a)	195,841
19,900	KalVista Pharmaceuticals Inc(a)	393,025
7,500	Kforce Inc	231,900
1,100	Lancaster Colony Corp	194,546
18,700	Liberty Tax Inc	219,351
23,200	Myriad Genetics Inc(a)	674,424
1,400	National Beverage Corp(b)	100,478
24,200	Natural Grocers by Vitamin Cottage Inc(a)	370,986
7,900	Pacira Pharmaceuticals Inc(a)	339,858
11,100	Pfenex Inc(a)	35,409
5,000	PFSweb Inc(a)	25,650
5,400	Psychemedics Corp	85,698
6,000	Repligen Corp(a)	316,440
7,400	STAAR Surgical Co(a)	236,134
13,600	Tenet Healthcare Corp(a)	233,104
11,900	Travelport Worldwide Ltd	185,878
4,900	TreeHouse Foods Inc(a)	248,479
9,600	Turning Point Brands Inc	261,312
2,500	USANA Health Sciences Inc(a)	294,325
3,569	Vector Group Ltd	34,726
8,700	Vectrus Inc(a)	187,746
		12,804,472
Energy — 10.87%
4,600	Adams Resources & Energy Inc	178,066
17,100	Arch Coal Inc Class A	1,419,129
3,800	Bonanza Creek Energy Inc(a)	78,546
14,400	California Resources Corp(a)	245,376
3,900	CONSOL Energy Inc(a)	123,669

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Energy — (continued)
7,400	DMC Global Inc	$ 259,888
15,700	Enphase Energy Inc(a)(b)	74,261
11,000	Era Group Inc(a)	96,140
43,700	Evolution Petroleum Corp	298,034
35,400	Hallador Energy Co	179,478
300	Isramco Inc(a)(b)	35,550
30,800	Matrix Service Co(a)	552,552
2,900	NACCO Industries Inc Class A	98,310
2,600	Panhandle Oil & Gas Inc Class A	40,300
41,100	Peabody Energy Corp	1,252,728
40,500	Profire Energy Inc(a)	58,725
53,600	Renewable Energy Group Inc(a)	1,377,520
20,200	SEACOR Holdings Inc(a)	747,400
43,700	SunCoke Energy Inc(a)	373,635
21,300	TerraForm Power Inc Class A	238,986
133,100	W&T Offshore Inc(a)(b)	548,372
60,200	Warrior Met Coal Inc	1,451,422
3,300	Whiting Petroleum Corp(a)(b)	74,877
		9,802,964
Financial — 39.96%
3,200	1st Source Corp	129,088
3,100	ACNB Corp	121,675
21,900	AG Mortgage Investment Trust Inc REIT	348,867
39,800	American Equity Investment Life Holding Co	1,112,012
120,400	Anworth Mortgage Asset Corp REIT	486,416
2,500	Apollo Commercial Real Estate Finance Inc REIT(b)	41,650
10,300	Ares Commercial Real Estate Corp REIT	134,312
26,000	ARMOUR Residential REIT Inc	533,000
18,800	Assured Guaranty Ltd	719,664
1,000	BancFirst Corp	49,900
80,000	Bancorp Inc(a)	636,800
3,300	Bank of Commerce Holdings	36,168
6,600	Bank of Marin Bancorp	272,184
8,900	Bankwell Financial Group Inc	255,519
26,600	Banner Corp	1,422,568
13,400	Blackstone Mortgage Trust Inc REIT Class A(b)	426,924
4,400	Blucora Inc(a)	117,216
32,100	Boston Private Financial Holdings Inc	339,297
23,200	Braemar Hotels & Resorts Inc REIT	207,176
34,900	BrightSphere Investment Group PLC	372,732
21,900	BRT Apartments Corp REIT	250,536
3,600	C&F Financial Corp	191,556
19,700	Central Pacific Financial Corp	479,695
18,600	Central Valley Community Bancorp	350,982
5,000	Century Bancorp Inc Class A	338,650
1,300	Chemung Financial Corp	53,703
Shares		Fair Value
Financial — (continued)
3,200	Chimera Investment Corp REIT	$ 57,024
29,700	CoreCivic Inc REIT	529,551
6,600	CorEnergy Infrastructure Trust Inc REIT	218,328
6,100	CoreSite Realty Corp REIT	532,103
44,500	DiamondRock Hospitality Co REIT	404,060
32,800	Dime Community Bancshares Inc	556,944
8,900	EastGroup Properties Inc REIT	816,397
1,900	Enova International Inc(a)	36,974
1,500	Enterprise Financial Services Corp	56,445
10,600	EPR Properties REIT	678,718
10,500	Essent Group Ltd(a)	358,890
14,200	Federal Agricultural Mortgage Corp Class C	858,248
3,300	FedNat Holding Co	65,736
7,300	Financial Institutions Inc	187,610
138,800	First BanCorp	1,193,680
15,000	First Busey Corp	368,100
17,600	First Defiance Financial Corp	431,376
14,600	First Financial Northwest Inc	225,862
9,200	First Interstate BancSystem Inc Class A	336,352
4,900	First Merchants Corp	167,923
10,500	First of Long Island Corp	209,475
15,500	Flagstar Bancorp Inc(a)(b)	409,200
5,000	FS Bancorp Inc	214,400
41,000	GEO Group Inc REIT	807,700
23,000	Getty Realty Corp REIT	676,430
4,800	Great Southern Bancorp Inc	220,944
1,550	Hingham Institution for Savings(b)	306,497
2,800	Home Bancorp Inc	99,120
6,200	HomeStreet Inc(a)	131,626
13,200	Horizon Bancorp	208,296
1,200	IBERIABANK Corp	77,136
4,700	Independence Holding Co	165,440
10,300	International FCStone Inc(a)	376,774
500	Investors Title Co	88,340
15,200	iStar Inc REIT	139,384
23,900	Lakeland Financial Corp	959,824
7,500	Life Storage Inc REIT	697,425
4,800	Macatawa Bank Corp	46,176
11,500	MFA Financial Inc REIT	76,820
9,600	National Health Investors Inc REIT	725,184
2,500	Nelnet Inc Class A	130,850
1,200	NexPoint Residential Trust Inc REIT	42,060
1,500	Northeast Bancorp	25,095
6,600	Northrim BanCorp Inc	216,942
70,800	OFG Bancorp	1,165,368
4,000	Oritani Financial Corp(b)	59,000
2,300	Orrstown Financial Services Inc	41,883
34,600	PennyMac Financial Services Inc	735,596

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Financial — (continued)
3,300	PennyMac Mortgage Investment Trust REIT	$ 61,446
32,200	Piedmont Office Realty Trust Inc REIT Class A	548,688
13,800	Popular Inc	651,636
5,000	PS Business Parks Inc REIT	655,000
25,100	Radian Group Inc	410,636
10,900	Regional Management Corp(a)	262,145
7,000	Republic Bancorp Inc Class A	271,040
8,100	Rexford Industrial Realty Inc REIT	238,707
31,900	Riverview Bancorp Inc	232,232
1,900	RMR Group Inc Class A	100,852
1,900	S&T Bancorp Inc(b)	71,896
3,000	Shore Bancshares Inc	43,620
17,900	Tanger Factory Outlet Centers Inc REIT	361,938
34,600	TCF Financial Corp	674,354
11,200	Terreno Realty Corp REIT	393,904
10,800	Third Point Reinsurance Ltd(a)	104,112
5,900	Tiptree Inc	32,981
9,000	Two River Bancorp	137,340
3,500	Umpqua Holdings Corp	55,650
16,800	United Community Banks Inc	360,528
40,100	Universal Insurance Holdings Inc	1,520,592
5,200	Urstadt Biddle Properties Inc REIT Class A	99,944
7,400	Walker & Dunlop Inc	320,050
5,700	Washington Federal Inc	152,247
4,600	Washington Trust Bancorp Inc	218,638
18,200	West Bancorporation Inc(b)	347,438
66,200	Xenia Hotels & Resorts Inc REIT	1,138,640
		36,027,850
Industrial — 9.13%
6,100	Advanced Drainage Systems Inc	147,925
20,600	ArcBest Corp	705,756
17,500	Atkore International Group Inc(a)	347,200
8,500	Bel Fuse Inc Class B	156,570
34,800	Comtech Telecommunications Corp	847,032
22,800	Control4 Corp(a)	401,280
9,500	Covenant Transportation Group Inc Class A(a)	182,400
14,000	Fabrinet (a)	718,340
10,500	Fluidigm Corp(a)	90,510
23,500	General Finance Corp(a)	237,585
51,700	Great Lakes Dredge & Dock Corp(a)	342,254
37,800	Harsco Corp(a)	750,708
10,300	Heritage-Crystal Clean Inc(a)	237,003
14,200	LB Foster Co Class A(a)	225,780
10,300	Louisiana-Pacific Corp	228,866
2,500	MDU Resources Group Inc	59,600
12,700	Myers Industries Inc	191,897
Shares		Fair Value
Industrial — (continued)
3,300	National Presto Industries Inc	$ 385,836
4,100	Sparton Corp(a)	74,579
34,100	Stoneridge Inc(a)	840,565
3,300	Sturm Ruger & Co Inc	175,626
500	Tech Data Corp(a)	40,905
2,200	Transcat Inc(a)	41,844
4,600	Tredegar Corp	72,956
7,100	TriMas Corp(a)	193,759
17,900	Turtle Beach Corp(a)(b)	255,433
11,100	USA Truck Inc(a)	166,167
11,200	ZAGG Inc(a)	109,536
		8,227,912
Technology — 2.64%
26,600	3D Systems Corp(a)(b)	270,522
1,300	CACI International Inc Class A(a)	187,239
12,600	Cirrus Logic Inc(a)	418,068
4,000	Diodes Inc(a)	129,040
7,300	Insight Enterprises Inc(a)	297,475
16,300	Nanometrics Inc(a)	445,479
2,100	Synaptics Inc(a)	78,141
47,300	Unisys Corp(a)	550,099
		2,376,063
Utilities — 3.71%
4,600	Black Hills Corp	288,788
6,600	El Paso Electric Co	330,858
4,200	Hawaiian Electric Industries Inc	153,804
1,300	IDACORP Inc	120,978
900	National Fuel Gas Co	46,062
1,700	NorthWestern Corp	101,048
800	ONE Gas Inc	63,680
11,800	Ormat Technologies Inc	617,140
7,800	PNM Resources Inc	320,502
21,000	Portland General Electric Co	962,850
600	Southwest Gas Holdings Inc	45,900
4,000	Spire Inc	296,320
		3,347,930
TOTAL COMMON STOCK — 97.92% (Cost $94,749,098)		$88,283,559

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.66%
$1,500,000	Federal Home Loan Bank 2.18%, 01/02/2019	$ 1,499,911
U.S. Treasury Bonds and Notes — 0.24%
215,000	U.S. Treasury Bills(c) 2.28%, 03/14/2019	214,023
Repurchase Agreements — 2.46%
527,585	Undivided interest of 0.95% in a repurchase agreement (principal amount/value $55,684,707 with a maturity value of $55,694,050) with RBC Capital Markets Corp, 3.02%, dated 12/31/18 to be repurchased at $527,585 on 1/2/19 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 10/1/25 - 10/20/48, with a value of $56,798,401.(d)	527,585
527,585	Undivided interest of 1.10% in a repurchase agreement (principal amount/value $48,041,561 with a maturity value of $48,049,301) with Bank of Montreal, 2.90%, dated 12/31/18 to be repurchased at $527,585 on 1/2/19 collateralized by various U.S. Government Agency securities, 3.00% - 4.00%, 4/20/46 - 11/1/48, with a value of $49,002,392.(d)	527,585
527,585	Undivided interest of 1.46% in a repurchase agreement (principal amount/value $36,206,342 with a maturity value of $36,212,376) with Merrill Lynch, Pierce, Fenner & Smith, 3.00%, dated 12/31/18 to be repurchased at $527,585 on 1/2/19 collateralized by various U.S. Government Agency securities, 2.73% - 5.50%, 1/1/34 - 1/1/49, with a value of $36,930,469.(d)	527,585
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 527,585	Undivided interest of 1.56% in a repurchase agreement (principal amount/value $33,818,901 with a maturity value of $33,824,537) with TD Securities (USA) Inc, 3.00%, dated 12/31/18 to be repurchased at $527,585 on 1/2/19 collateralized by Federal National Mortgage Association securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $34,495,279.(d)	$ 527,585
110,584	Undivided interest of 17.88% in a repurchase agreement (principal amount/value $619,897 with a maturity value of $620,000) with Citigroup Global Markets Inc, 3.00%, dated 12/31/18 to be repurchased at $110,584 on 1/2/19 collateralized by U.S. Treasury securities, 0.00% - 3.13%, 1/31/19 - 9/9/49, with a value of $632,295.(d)	110,584
		2,220,924
SHORT TERM INVESTMENTS — 4.36% (Cost $3,934,858)		$ 3,934,858
TOTAL INVESTMENTS — 102.28% (Cost $98,683,956)		$92,218,417
OTHER ASSETS & LIABILITIES, NET — (2.28)%		$ (2,058,614)
TOTAL NET ASSETS — 100.00%		$90,159,803

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2018.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2018
At December 31, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Russell 2000 Mini Long Futures	26	1,753,700	March 2019	$(12,872)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
Great-West Invesco Small Cap Value Fund
ASSETS:
Investments in securities, fair value (including $2,170,356 of securities on loan)(a)	$89,997,493
Repurchase agreements, fair value(b)	2,220,924
Cash	200,841
Cash pledged on futures contracts	49
Dividends receivable	198,964
Subscriptions receivable	9,270
Variation margin on futures contracts	10,530
Total Assets	92,638,071
LIABILITIES:
Payable for director fees	4,280
Payable for other accrued fees	32,998
Payable for shareholder services fees	3,179
Payable to investment adviser	59,223
Payable upon return of securities loaned	2,220,924
Redemptions payable	157,664
Total Liabilities	2,478,268
NET ASSETS	$90,159,803
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,145,422
Paid-in capital in excess of par	97,072,171
Total distributable earnings	(8,057,790)
NET ASSETS	$90,159,803
NET ASSETS BY CLASS
Investor Class	$10,614,310
Institutional Class	$79,545,493
CAPITAL STOCK:
Authorized
Investor Class	10,000,000
Institutional Class	50,000,000
Issued and Outstanding
Investor Class	1,185,705
Institutional Class	10,268,512
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.95
Institutional Class	$7.75
(a) Cost of investments	$96,463,032
(b) Cost of repurchase agreements	$2,220,924
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
Great-West Invesco Small Cap Value Fund
INVESTMENT INCOME:
Interest	$39,432
Income from securities lending	72,892
Dividends	1,944,796
Foreign withholding tax	(60)
Total Income	2,057,060
EXPENSES:
Management fees	808,752
Shareholder services fees – Investor Class	44,321
Audit and tax fees	28,642
Custodian fees	24,120
Director's fees	18,081
Legal fees	2,762
Pricing fees	1,034
Registration fees	22,672
Shareholder report fees	524
Transfer agent fees	8,369
Other fees	147
Total Expenses	959,424
Less amount waived by investment adviser	76,290
Net Expenses	883,134
NET INVESTMENT INCOME	1,173,926
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	5,802,340
Net realized loss on futures contracts	(599,684)
Net Realized Gain	5,202,656
Net change in unrealized depreciation on investments	(19,346,481)
Net change in unrealized depreciation on futures contracts	(17,147)
Net Change in Unrealized Depreciation	(19,363,628)
Net Realized and Unrealized Loss	(14,160,972)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,987,046)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Invesco Small Cap Value Fund	2018	2017
OPERATIONS:
Net investment income	$1,173,926	$597,346
Net realized gain	5,202,656	5,205,681
Net change in unrealized depreciation	(19,363,628)	(303,035)
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,987,046)	5,499,992
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	(1,819)	-
Institutional Class	(15,754)	-
From return of capital	(17,573)	0
From net investment income and net realized gains
Investor Class	(786,753)	(1,047,350) (a)
Institutional Class	(7,432,856)	(7,838,202) (b)
From net investment income and net realized gains	(8,219,609)	(8,885,552)
Total Distributions	(8,237,182)	(8,885,552)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	7,934,132	11,457,060
Institutional Class	46,403,893	18,177,373
Shares issued in reinvestment of distributions
Investor Class	788,572	1,047,350
Institutional Class	7,448,610	7,838,202
Shares redeemed
Investor Class	(6,618,664)	(14,798,934)
Institutional Class	(22,908,413)	(14,812,186)
Net Increase in Net Assets Resulting from Capital Share Transactions	33,048,130	8,908,865
Total Increase in Net Assets	11,823,902	5,523,305
NET ASSETS:
Beginning of year	78,335,901	72,812,596
End of year	$90,159,803	$78,335,901
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	706,328	988,169
Institutional Class	4,731,012	1,760,579
Shares issued in reinvestment of distributions
Investor Class	87,776	94,042
Institutional Class	952,212	793,262
Shares redeemed
Investor Class	(580,827)	(1,278,312)
Institutional Class	(2,240,543)	(1,417,618)
Net Increase	3,655,958	940,122
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $22,186 and net realized gains of $1,025,164. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $831,538 and net realized gains of $7,006,664. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$11.22	0.09	(1.64)	(1.55)	(0.00) (d)	(0.32)	(0.40)	(0.72)	$ 8.95	(13.86%)
12/31/2017	$11.60	0.05	0.70	0.75	-	(0.02)	(1.11)	(1.13)	$11.22	6.82%
12/31/2016	$ 9.41	0.07	2.14	2.21	-	(0.02)	-	(0.02)	$11.60	23.57%
12/31/2015	$10.98	0.03	(0.79)	(0.76)	(0.01)	(0.03)	(0.77)	(0.81)	$ 9.41	(7.12%)
12/31/2014	$11.93	0.04	0.99	1.03	-	(0.53)	(1.45)	(1.98)	$10.98	8.53%
Institutional Class
12/31/2018	$ 9.88	0.12	(1.45)	(1.33)	(0.00) (d)	(0.40)	(0.40)	(0.80)	$ 7.75	(13.52%)
12/31/2017	$10.41	0.09	0.62	0.71	-	(0.13)	(1.11)	(1.24)	$ 9.88	7.21%
12/31/2016	$ 8.49	0.09	1.94	2.03	-	(0.11)	-	(0.11)	$10.41	24.00%
12/31/2015 (e)	$10.00	0.05	(0.76)	(0.71)	(0.01)	(0.04)	(0.75)	(0.80)	$ 8.49	(7.30%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$10,614	1.41%	1.18%	0.83%	94%
12/31/2017	$10,910	1.40%	1.26%	0.47%	90%
12/31/2016	$13,559	1.40%	1.40%	0.75%	72%
12/31/2015	$14,157	1.40%	1.40%	0.26%	82%
12/31/2014	$73,458	1.40%	1.40%	0.29%	90%
Institutional Class
12/31/2018	$79,545	0.88%	0.83%	1.21%	94%
12/31/2017	$67,426	0.96%	0.90%	0.86%	90%
12/31/2016	$59,254	1.05%	1.05%	1.07%	72%
12/31/2015 (e)	$54,201	1.05% (h)	1.05% (h)	0.79% (h)	82%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2018

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 88,283,559	$ —	$ —	$ 88,283,559
Short Term Investments	—	3,934,858	—	3,934,858
Total Assets	$ 88,283,559	$ 3,934,858	$ 0	$ 92,218,417
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (12,872)	$ —	$ —	$ (12,872)
Total Liabilities	$ (12,872)	$ 0	$ 0	$ (12,872)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Annual Report - December 31, 2018

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2018 and 2017 were as follows:
	2018	2017
Ordinary income	$3,858,656	$362,224
Long-term capital gain	4,360,953	8,523,328
Return of capital	17,573	-
	$8,237,182	$8,885,552
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Fund has reclassified $17,573 from Paid-in capital to Total distributable earnings for December 31, 2018. Net assets of the Fund were unaffected by the reclassifications.

Annual Report - December 31, 2018

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Post-October losses	(1,626,232)
Net unrealized depreciation	(6,431,558)
Tax composition of capital	$(8,057,790)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(1,626,232)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2018 were as follows:
Federal tax cost of investments	$98,637,103
Gross unrealized appreciation on investments	5,743,060
Gross unrealized depreciation on investments	(12,174,618)
Net unrealized depreciation on investments	$(6,431,558)
Application of Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. The Fund has evaluated the impact of ASU No. 2018-13 and has adopted the changes into these financial statements. These changes are reflected in Note 1.
In October 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. The Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund's adoption of those amendments, effective with the financial statements prepared as of December 31, 2018, had no effect on the Fund's financial position or the results of its operations.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report - December 31, 2018

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 26 futures contracts for the reporting period.
Valuation of derivative investments as of December 31, 2018 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(12,872) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(599,684)	Net change in unrealized depreciation on futures contracts	$(17,147)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.80% of the Fund’s average daily net assets up to $1 billion dollars, 0.75% of the Fund’s average daily net assets over $1 billion dollars and 0.70% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.83% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2018

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2018, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Recoupment of Past Reimbursed Fees by the Adviser
$56,497	$76,290	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Invesco Advisers, Inc. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $990,000 for the year ended December 31, 2018.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $116,031,152 and $91,019,257, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2018, the Fund had securities on loan valued at $2,170,356 and received collateral as reported on the Statement of Assets and Liabilities of $2,220,924 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2018

7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2018, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Invesco Small Cap Value Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 22, 2019
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2018, 28% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 75	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	65	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 75	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	65	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	65	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	65	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 55	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	65	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 62	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 44	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 51	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 37	Senior Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 51	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 43	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a sub-adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, the sub-adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a sub-adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a sub-adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $834,600 for fiscal year 2017 and $1,059,880 for fiscal year 2018.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $50,000 for fiscal year 2017 and $60,000 for fiscal year 2018. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2017 and $0 for fiscal year 2018.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2017 equaled $1,480,500 and for fiscal year 2018 equaled $1,167,000.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on March 1, 2017 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 22, 2019